Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Preferred stock, issued	20,000,000	20,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	6,000,000,000	6,000,000,000	6,000,000,000
Common stock, shares issued	31,405,008	27,305,008	24,930,008
Common stock, shares outstanding	31,405,008	27,305,008	24,930,008
Treasury stock	750	750	750
Series A Preferred Stock [Member]
Preferred stock, par value	$ 1	$ 1	$ 1
Preferred stock, dividend rate	8.00%	8.00%	8.00%
Preferred stock, authorized	5,450,000	5,450,000	5,450,000
Preferred stock, issued	435,085	435,085	435,085
Preferred stock, outstanding	435,085	435,085	435,085
Series B Preferred Stock [Member]
Preferred stock, par value	$ 1	$ 1	$ 1
Preferred stock, dividend rate		8.00%
Preferred stock, authorized	9,000,000	9,000,000	9,000,000
Preferred stock, issued	192,000	192,000	192,000
Preferred stock, outstanding	192,000	192,000	192,000